Notes payable (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Summary of Note Payable

	As at December 31,
	2021	2022
	RMB’million	RMB’million
Included in non-current liabilities
Notes payable	5,062	5,536

Summary of unsecured senior notes

	Principal amount (US$’million)	Carrying amount at December 31, 2021 (RMB’million)	Carrying amount at December 31, 2022 (RMB’million)	Interest Rate (per annum)	Due
2025 Notes	300	1,903	2,082	1.375%	2025
2030 Notes	500	3,159	3,454	2.000%	2030
	800	5,062	5,536